Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent events
22.	Subsequent events

On July 9, 2025, the Company established a subsidiary in China, Xiamen Legend Technology Co., Ltd. (“Lichen Technology”), which is wholly owned by Lichen Zixun. Currently, Lichen Technology do not have operating business yet.

On September 15, 2025, the Company entered into a certain securities purchase agreement (the “SPA”) with certain investors (the “Purchasers”), pursuant to which the Company agreed to sell up to 15,500,000 Class A ordinary shares, par value $0.008 each (the “Class A Ordinary Shares”), at a per share purchase price of $1.20 (the “Offering”). The gross proceeds to the Company from this Offering are approximately $18,600,000, before deducting any fees or expenses. The transaction was closed on September 19, 2025.

In preparing these unaudited condensed consolidated financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through September 19, 2025, the date the unaudited condensed consolidated financial statements were available to be issued. No events require adjustment to or disclosure in the unaudited condensed consolidated financial statements.